Trust Account and Fair Value Measurements - Summary of Assets and Liabilities That Are Measured At Fair Value On Recurring Basis (Detail)	Jun. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	$ 189,887,500
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	113,850,000
Significant Other Observable Inputs (Level 3) [Member] | Private Placement Warrants [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	$ 76,037,500